UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Intermediate Treasury Bond Index Fund
(formerly Spartan® Intermediate Treasury Bond Index Fund)

May 31, 2016

ITB-QTLY-0716
1.832120.110

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
6% 2/15/26	$6,065,000	$8,320,895
6.25% 8/15/23	5,033,000	6,609,351
6.875% 8/15/25	2,739,000	3,923,297
7.125% 2/15/23	3,381,000	4,571,085
7.25% 8/15/22	4,040,000	5,405,552
7.5% 11/15/24	4,023,000	5,850,951
7.625% 11/15/22	1,475,000	2,023,746
7.625% 2/15/25	3,636,000	5,361,111
8% 11/15/21	7,384,000	9,917,923
8.125% 8/15/21	2,933,000	3,917,274
U.S. Treasury Notes:
1.5% 1/31/22	23,558,000	23,540,520
1.5% 2/28/23	23,084,000	22,872,089
1.5% 3/31/23	23,346,000	23,110,719
1.625% 8/15/22	18,926,000	18,981,453
1.625% 11/15/22	27,619,000	27,639,493
1.625% 4/30/23	24,076,000	24,020,505
1.625% 5/31/23	24,115,000	24,057,534
1.625% 2/15/26	52,505,000	51,428,227
1.625% 5/15/26	19,963,000	19,567,633
1.75% 2/28/22	23,567,000	23,857,911
1.75% 3/31/22	23,572,000	23,850,079
1.75% 4/30/22	23,127,000	23,388,983
1.75% 5/15/22	21,975,000	22,220,505
1.75% 9/30/22	24,947,000	25,164,313
1.75% 1/31/23	24,946,000	25,117,504
1.75% 5/15/23	42,090,000	42,349,779
1.875% 11/30/21	23,139,000	23,619,852
1.875% 5/31/22	24,744,000	25,195,380
1.875% 8/31/22	24,491,000	24,905,241
1.875% 10/31/22	24,943,000	25,337,598
2% 8/31/21	24,124,000	24,801,547
2% 10/31/21	24,935,000	25,621,685
2% 11/15/21	34,990,000	35,968,635
2% 2/15/22	24,480,000	25,140,764
2% 7/31/22	24,595,000	25,200,258
2% 11/30/22	24,932,000	25,506,608
2% 2/15/23	43,278,000	44,299,101
2% 2/15/25	54,277,000	55,135,662
2% 8/15/25	53,582,000	54,337,613
2.125% 6/30/21	22,740,000	23,528,805
2.125% 8/15/21	33,855,000	35,013,484
2.125% 9/30/21	23,424,000	24,223,719
2.125% 12/31/21	23,585,000	24,376,395
2.125% 6/30/22	24,695,000	25,489,883
2.125% 12/31/22	23,616,000	24,337,398
2.125% 5/15/25	55,314,000	56,727,107
2.25% 7/31/21	24,143,000	25,127,576
2.25% 11/15/24	55,075,000	57,090,855
2.25% 11/15/25	55,811,000	57,788,384
2.375% 8/15/24	55,513,000	58,110,840
2.5% 8/15/23	36,880,000	38,966,007
2.5% 5/15/24	54,362,000	57,460,199
2.75% 11/15/23	46,613,000	50,098,068
2.75% 2/15/24	41,496,000	44,630,898
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $1,459,538,623)		1,495,107,994
NET OTHER ASSETS (LIABILITIES) - 0.5%		6,936,018
NET ASSETS - 100%		$1,502,044,012

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $1,458,730,685. Net unrealized appreciation aggregated $36,377,309, of which $37,584,116 related to appreciated investment securities and $1,206,807 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Long-Term Treasury Bond Index Fund

May 31, 2016

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV5-QTLY-0716
1.9867820.100

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.5% 2/15/45	$34,296,800	$33,290,669
2.5% 2/15/46	32,160,000	31,193,946
2.5% 5/15/46	12,154,000	11,801,254
2.75% 8/15/42	19,050,500	19,651,772
2.75% 11/15/42	23,463,100	24,160,588
2.875% 5/15/43	33,609,200	35,368,440
2.875% 8/15/45	34,059,100	35,688,896
3% 5/15/42	12,452,700	13,473,236
3% 11/15/44	33,933,800	36,468,248
3% 5/15/45	34,105,800	36,637,098
3% 11/15/45	34,061,000	36,586,317
3.125% 11/15/41	11,948,700	13,251,849
3.125% 2/15/42	14,770,100	16,374,044
3.125% 2/15/43	23,805,600	26,303,331
3.125% 8/15/44	34,031,800	37,480,174
3.375% 5/15/44	34,001,800	39,257,458
3.5% 2/15/39	10,180,200	12,089,385
3.625% 8/15/43	28,296,600	34,242,197
3.625% 2/15/44	33,795,500	40,846,357
3.75% 8/15/41	13,219,700	16,236,991
3.75% 11/15/43	33,565,100	41,536,810
3.875% 8/15/40	13,503,700	16,889,118
4.25% 5/15/39	9,489,100	12,524,132
4.25% 11/15/40	14,282,800	18,865,565
4.375% 2/15/38	5,631,200	7,582,760
4.375% 11/15/39	10,793,200	14,484,809
4.375% 5/15/40	15,012,700	20,164,518
4.375% 5/15/41	12,244,700	16,486,815
4.5% 5/15/38	6,093,300	8,344,013
4.5% 8/15/39	9,848,000	13,455,982
4.625% 2/15/40	17,964,900	24,950,156
4.75% 2/15/37	3,999,000	5,635,311
4.75% 2/15/41	15,556,900	22,036,707
5% 5/15/37	5,180,800	7,548,788
		780,907,734
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $742,989,855)		780,907,734
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $742,989,855)		780,907,734
NET OTHER ASSETS (LIABILITIES) - 0.5%		3,945,447
NET ASSETS - 100%		$784,853,181

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $743,153,378. Net unrealized appreciation aggregated $37,754,356 of which $38,128,086 related to appreciated investment securities and $373,730 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short-Term Treasury Bond Index Fund
(formerly Spartan® Short-Term Treasury Bond Index Fund)

May 31, 2016

STD-QTLY-0716
1.832122.110

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
7.875% 2/15/21	$1,316,000	$1,706,380
8.125% 8/15/19	2,144,000	2,619,366
8.125% 5/15/21	536,000	708,588
8.5% 2/15/20	1,302,000	1,648,148
8.75% 5/15/20	1,097,000	1,414,145
8.75% 8/15/20	1,619,000	2,113,174
8.875% 8/15/17	962,000	1,055,682
8.875% 2/15/19	2,120,000	2,568,098
9% 11/15/18	1,497,000	1,790,065
9.125% 5/15/18	346,000	401,414
U.S. Treasury Notes:
0.5% 7/31/17	8,748,000	8,718,615
0.625% 6/30/17	8,012,000	8,000,110
0.625% 7/31/17	7,884,000	7,869,218
0.625% 8/31/17	17,626,000	17,590,202
0.625% 9/30/17	16,450,000	16,410,800
0.625% 11/30/17	10,890,000	10,857,243
0.625% 4/30/18	8,512,000	8,471,100
0.75% 6/30/17	9,082,000	9,079,875
0.75% 10/31/17	16,917,000	16,899,812
0.75% 12/31/17	9,733,000	9,720,454
0.75% 1/31/18	7,752,000	7,738,070
0.75% 2/28/18	16,439,000	16,405,612
0.75% 3/31/18	7,504,000	7,487,289
0.75% 4/15/18	7,620,000	7,600,653
0.75% 4/30/18	8,394,000	8,373,342
0.75% 2/15/19	7,565,000	7,514,761
0.875% 6/15/17	7,537,000	7,546,127
0.875% 7/15/17	7,596,000	7,604,014
0.875% 8/15/17	8,440,000	8,449,563
0.875% 10/15/17	7,860,000	7,866,445
0.875% 11/15/17	8,323,000	8,329,176
0.875% 11/30/17	7,764,000	7,769,458
0.875% 1/15/18	7,098,000	7,100,499
0.875% 1/31/18	7,104,000	7,107,055
0.875% 3/31/18	8,255,000	8,254,356
0.875% 5/31/18	7,407,000	7,405,556
0.875% 7/15/18	6,368,000	6,362,027
0.875% 10/15/18	7,620,000	7,605,713
0.875% 4/15/19	6,826,000	6,796,669
0.875% 5/15/19	6,277,000	6,247,573
0.875% 7/31/19	4,851,000	4,822,006
1% 9/15/17	7,790,000	7,810,083
1% 12/15/17	7,201,000	7,217,879
1% 12/31/17	8,322,000	8,342,480
1% 2/15/18	7,663,000	7,680,364
1% 3/15/18	6,609,000	6,622,681
1% 5/15/18	8,050,000	8,066,036
1% 5/31/18	11,031,000	11,052,974
1% 8/15/18	7,059,000	7,070,026
1% 9/15/18	7,640,000	7,650,444
1% 3/15/19	7,546,000	7,543,646
1% 6/30/19	3,904,000	3,898,663
1% 8/31/19	3,812,000	3,801,128
1% 9/30/19	6,157,000	6,137,039
1% 11/30/19	6,822,000	6,789,486
1.125% 6/15/18	6,997,000	7,028,158
1.125% 1/15/19	8,050,000	8,077,676
1.125% 5/31/19	4,196,000	4,207,145
1.125% 12/31/19	6,590,000	6,580,220
1.125% 3/31/20	4,680,000	4,665,923
1.125% 4/30/20	6,471,000	6,444,456
1.125% 2/28/21	10,114,000	10,002,979
1.25% 10/31/18	8,770,000	8,830,294
1.25% 11/15/18	6,406,000	6,450,041
1.25% 11/30/18	8,765,000	8,825,601
1.25% 12/15/18	6,660,000	6,705,788
1.25% 1/31/19	6,975,000	7,022,409
1.25% 4/30/19	3,017,000	3,037,271
1.25% 10/31/19	3,713,000	3,729,679
1.25% 1/31/20	10,601,000	10,623,771
1.25% 2/29/20	5,835,000	5,845,713
1.25% 3/31/21	9,693,000	9,634,687
1.375% 6/30/18	7,231,000	7,299,637
1.375% 7/31/18	8,191,000	8,270,993
1.375% 9/30/18	13,545,000	13,678,337
1.375% 11/30/18	4,227,000	4,269,929
1.375% 12/31/18	5,946,000	6,005,692
1.375% 2/28/19	7,517,000	7,593,636
1.375% 1/31/20	7,130,000	7,179,019
1.375% 2/29/20	10,401,000	10,463,167
1.375% 3/31/20	9,984,000	10,040,160
1.375% 4/30/20	10,908,000	10,963,391
1.375% 5/31/20	6,639,000	6,671,159
1.375% 8/31/20	10,782,000	10,811,057
1.375% 9/30/20	10,543,000	10,565,646
1.375% 10/31/20	10,796,000	10,813,716
1.375% 1/31/21	10,855,000	10,858,387
1.375% 4/30/21	10,588,000	10,585,109
1.375% 5/31/21	10,776,000	10,777,681
1.5% 8/31/18	13,595,000	13,767,589
1.5% 12/31/18	10,160,000	10,295,727
1.5% 1/31/19	10,165,000	10,300,398
1.5% 2/28/19	9,102,000	9,225,733
1.5% 3/31/19	3,461,000	3,510,077
1.5% 5/31/19	10,861,000	11,009,068
1.5% 10/31/19	9,917,000	10,040,576
1.5% 11/30/19	10,854,000	10,984,584
1.5% 5/31/20	10,945,000	11,045,048
1.625% 3/31/19	9,378,000	9,537,351
1.625% 4/30/19	8,306,000	8,447,783
1.625% 6/30/19	11,412,000	11,609,930
1.625% 7/31/19	10,809,000	10,996,471
1.625% 8/31/19	9,852,000	10,021,336
1.625% 12/31/19	10,313,000	10,478,173
1.625% 6/30/20	10,592,000	10,737,227
1.625% 7/31/20	10,992,000	11,138,413
1.625% 11/30/20	10,782,000	10,917,196
1.75% 10/31/18	3,307,000	3,370,170
1.75% 9/30/19	9,924,000	10,131,392
1.75% 10/31/20	8,341,000	8,486,642
1.75% 12/31/20	10,506,000	10,689,036
1.875% 8/31/17	7,402,000	7,500,595
1.875% 9/30/17	6,208,000	6,295,545
1.875% 10/31/17	8,363,000	8,485,836
1.875% 6/30/20	5,100,000	5,222,517
2% 7/31/20	6,688,000	6,880,280
2% 9/30/20	6,305,000	6,487,498
2% 11/30/20	7,452,000	7,664,501
2% 2/28/21	7,318,000	7,528,963
2% 5/31/21	7,625,000	7,846,598
2.125% 8/31/20	8,063,000	8,333,868
2.125% 1/31/21	7,608,000	7,868,932
2.25% 11/30/17	7,220,000	7,372,299
2.25% 7/31/18	3,067,000	3,155,296
2.25% 3/31/21	7,880,000	8,201,354
2.25% 4/30/21	7,020,000	7,307,385
2.375% 7/31/17	5,979,000	6,087,603
2.375% 5/31/18	3,858,000	3,970,877
2.375% 6/30/18	4,283,000	4,412,826
2.375% 12/31/20	7,294,000	7,624,506
2.5% 6/30/17	5,487,000	5,587,522
2.625% 1/31/18	4,098,000	4,217,096
2.625% 4/30/18	3,930,000	4,060,335
2.625% 8/15/20	9,834,000	10,363,728
2.625% 11/15/20	16,794,000	17,724,231
2.75% 12/31/17	4,806,000	4,948,681
2.75% 2/28/18	4,031,000	4,162,322
2.75% 2/15/19	6,750,000	7,068,249
2.875% 3/31/18	5,103,000	5,288,183
3.125% 5/15/19	9,815,000	10,411,948
3.125% 5/15/21	8,253,000	8,936,778
3.375% 11/15/19	10,411,000	11,199,956
3.5% 2/15/18	6,227,000	6,504,295
3.5% 5/15/20	8,881,000	9,649,757
3.625% 8/15/19	7,961,000	8,603,477
3.625% 2/15/20	13,685,000	14,893,125
3.625% 2/15/21	13,595,000	14,989,548
3.75% 11/15/18	7,555,000	8,068,211
3.875% 5/15/18	4,241,000	4,490,986
4% 8/15/18	4,141,000	4,427,636
4.25% 11/15/17	4,525,000	4,748,245
4.75% 8/15/17	4,084,000	4,278,627
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $1,182,291,607)		1,187,880,044
NET OTHER ASSETS (LIABILITIES) - 0.7%		8,123,174
NET ASSETS - 100%		$1,196,003,218

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $1,181,597,372. Net unrealized appreciation aggregated $6,282,672, of which $7,331,718 related to appreciated investment securities and $1,049,046 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Treasury Bond Index Fund

May 31, 2016

Shares are offered only to (i) certain clients of the Adviser or its affiliates and (ii) certain other Fidelity® funds - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

UYB-QTLY-0716
1.9868587.100

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bonds:
2.5% 2/15/45	$48,000	$46,592
2.5% 2/15/46	110,000	106,696
2.75% 8/15/42	85,000	87,683
2.875% 5/15/43	105,000	110,496
2.875% 8/15/45	175,000	183,374
3% 11/15/44	150,000	161,203
3% 5/15/45	191,000	205,176
3% 11/15/45	241,000	258,868
3.125% 8/15/44	171,000	188,327
3.375% 5/15/44	225,000	259,778
3.625% 8/15/43	214,000	258,965
3.625% 2/15/44	276,000	333,583
3.75% 8/15/41	73,000	89,662
3.75% 11/15/43	153,000	189,338
4.25% 11/15/40	87,000	114,915
4.375% 11/15/39	63,000	84,548
4.375% 5/15/40	105,000	141,032
4.375% 5/15/41	137,000	184,463
4.5% 5/15/38	18,000	24,649
4.5% 8/15/39	60,000	81,982
4.625% 2/15/40	123,000	170,826
4.75% 2/15/37	7,000	9,864
4.75% 2/15/41	157,000	222,394
5% 5/15/37	91,000	132,593
6% 2/15/26	39,000	53,506
6.125% 8/15/29	26,000	38,371
6.25% 8/15/23	77,000	101,117
6.25% 5/15/30	109,000	164,973
6.375% 8/15/27	51,000	73,940
6.5% 11/15/26	81,000	116,694
6.625% 2/15/27	50,000	73,041
6.75% 8/15/26	66,000	96,159
6.875% 8/15/25	358,000	512,793
7.125% 2/15/23	113,000	152,775
7.25% 8/15/22	384,000	513,795
7.5% 11/15/24	124,000	180,343
7.625% 11/15/22	151,000	207,177
7.625% 2/15/25	141,000	207,898
7.875% 2/15/21	320,000	414,925
8% 11/15/21	394,000	529,207
8.125% 8/15/19	422,000	515,565
8.125% 5/15/21	245,000	323,888
8.125% 8/15/21	378,000	504,852
8.5% 2/15/20	398,000	503,812
8.75% 5/15/20	159,000	204,967
8.75% 8/15/20	216,000	281,931
8.875% 8/15/17	337,000	369,818
8.875% 2/15/19	428,000	518,465
9.125% 5/15/18	29,000	33,645
U.S. Treasury Notes:
0.625% 6/30/17	339,000	338,497
0.625% 8/31/17	211,000	210,571
0.875% 6/15/17	33,000	33,040
0.875% 7/15/17	73,000	73,077
1% 9/15/17	276,000	276,712
1% 8/15/18	246,000	246,384
1% 9/15/18	486,000	486,664
1% 9/30/19	377,000	375,778
1.375% 7/31/18	38,000	38,371
1.375% 2/29/20	123,000	123,735
1.5% 8/31/18	103,000	104,308
1.5% 5/31/20	242,000	244,212
1.5% 2/28/23	191,000	189,247
1.5% 3/31/23	50,000	49,496
1.625% 4/30/19	27,000	27,461
1.625% 12/31/19	334,000	339,349
1.625% 11/30/20	83,000	84,041
1.625% 11/15/22	276,000	276,205
1.625% 4/30/23	345,000	344,205
1.625% 5/15/26	155,000	151,930
1.75% 12/31/20	93,000	94,620
1.75% 3/31/22	87,000	88,026
1.75% 1/31/23	175,000	176,203
1.875% 10/31/22	79,000	80,250
2% 10/31/21	242,000	248,664
2% 11/15/21	147,000	151,111
2% 2/15/22	210,000	215,668
2.125% 9/30/21	30,000	31,024
2.125% 12/31/21	275,000	284,228
2.125% 6/30/22	196,000	202,309
2.125% 5/15/25	342,000	350,737
2.25% 7/31/18	517,000	531,884
2.25% 11/15/24	159,000	164,820
2.25% 11/15/25	98,000	101,472
2.375% 5/31/18	351,000	361,270
2.375% 6/30/18	532,000	548,126
2.375% 8/15/24	57,000	59,667
2.5% 6/30/17	561,000	571,278
2.5% 8/15/23	77,000	81,355
2.5% 5/15/24	313,000	330,839
2.625% 11/15/20	380,000	401,049
2.75% 11/15/23	303,000	325,654
2.75% 2/15/24	184,000	197,901
3.125% 5/15/19	45,000	47,737
3.125% 5/15/21	357,000	386,578
3.375% 11/15/19	487,000	523,905
3.5% 5/15/20	408,000	443,317
3.625% 8/15/19	560,000	605,192
3.625% 2/15/20	492,000	535,434
3.625% 2/15/21	517,000	570,033
3.75% 11/15/18	553,000	590,565
3.875% 5/15/18	508,000	537,944
4% 8/15/18	182,000	194,598
4.75% 8/15/17	529,000	554,210
		24,941,615
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $24,914,775)		24,941,615
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $24,914,775)		24,941,615
NET OTHER ASSETS (LIABILITIES) - 0.8%		189,884
NET ASSETS - 100%		$25,131,499

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $24,914,693. Net unrealized appreciation aggregated $26,922, of which $41,856 related to appreciated investment securities and $14,934 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Long-Term Treasury Bond Index Fund
(formerly Spartan® Long-Term Treasury Bond Index Fund)

May 31, 2016

LBX-QTLY-0716
1.832125.110

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.5% 2/15/45	$52,716,000	$51,169,523
2.5% 2/15/46	49,619,000	48,128,495
2.5% 5/15/46	16,958,000	16,465,828
2.75% 8/15/42	29,159,000	30,079,316
2.75% 11/15/42	37,516,000	38,631,238
2.875% 5/15/43	53,024,000	55,799,488
2.875% 8/15/45	53,414,000	55,969,967
3% 5/15/42	19,603,000	21,209,525
3% 11/15/44	53,096,000	57,061,634
3% 5/15/45	53,235,000	57,186,048
3% 11/15/45	53,572,000	57,543,882
3.125% 11/15/41	18,470,000	20,484,375
3.125% 2/15/42	22,771,000	25,243,794
3.125% 2/15/43	37,441,000	41,369,385
3.125% 8/15/44	53,156,000	58,542,191
3.375% 5/15/44	53,717,000	62,020,037
3.5% 2/15/39	16,003,000	19,004,187
3.625% 8/15/43	43,215,000	52,295,206
3.625% 2/15/44	53,305,000	64,426,182
3.75% 8/15/41	20,214,000	24,827,684
3.75% 11/15/43	52,959,000	65,536,761
3.875% 8/15/40	20,437,000	25,560,617
4.25% 5/15/39	14,963,000	19,748,826
4.25% 11/15/40	21,198,000	27,999,569
4.375% 2/15/38	8,712,000	11,731,248
4.375% 11/15/39	17,623,000	23,650,612
4.375% 5/15/40	24,120,000	32,397,116
4.375% 5/15/41	18,029,000	24,275,057
4.5% 2/15/36	17,853,000	24,396,535
4.5% 5/15/38	9,751,000	13,352,776
4.5% 8/15/39	15,575,000	21,281,166
4.625% 2/15/40	27,945,000	38,810,798
4.75% 2/15/37	6,050,000	8,525,539
4.75% 2/15/41	23,440,000	33,203,299
5% 5/15/37	8,025,000	11,692,987
5.25% 11/15/28	10,392,000	14,116,067
5.25% 2/15/29	7,546,000	10,289,386
5.375% 2/15/31	17,372,000	24,711,670
5.5% 8/15/28	8,044,000	11,111,402
6.125% 11/15/27	12,444,000	17,801,242
6.125% 8/15/29	6,313,000	9,316,852
6.25% 5/15/30	10,463,000	15,835,918
6.375% 8/15/27	4,978,000	7,217,129
6.5% 11/15/26	6,926,000	9,978,039
6.625% 2/15/27	4,052,000	5,919,243
6.75% 8/15/26	4,431,000	6,455,759
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $1,264,604,014)		1,372,373,598
NET OTHER ASSETS (LIABILITIES) - 0.5%		6,479,643
NET ASSETS - 100%		$1,378,853,241

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $1,270,018,784. Net unrealized appreciation aggregated $102,354,814, of which $106,342,106 related to appreciated investment securities and $3,987,292 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016